SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of classes of share capital [text block] [Abstract]
Schedule of Information About Stock Options Outstanding
	Number of shares	Weighted average exercise price per share CAD$
Balance, April 1, 2020	2,423,760	$3.00
Option granted	1,127,000	7.25
Options exercised	(1,553,338)	3.02
Options cancelled	(135,004)	4.52
Balance, March 31, 2021	1,862,418	$5.45
Options exercised	(797,083)	2.98
Options cancelled	(70,000)	7.46
Balance, March 31, 2022	995,335	$7.28

Schedule of Information About Stock Options Outstanding
Exercise price in	Number of options outstanding at	Weighted average remaining contractual life	Weighted average exercise	Number of options exercisable at	Weighted average exercise price in
CAD$	March 31,2022	(Years)	price in CAD$	March 31, 2022	CAD$
$5.46	540,335	3.15	$5.46	264,335	$5.46
$9.45	455,000	3.62	$9.45	151,665	$9.45
$5.46 to $9.45	995,335	3.37	$7.28	416,000	$6.91

Schedule of Summary of RSUs
	Number of shares	Weighted average grant date closing price per share $CAD
Balance, April 1, 2020	677,374	$4.94
Granted	1,021,500	6.68
Cancelled	(77,166)	5.82
Distributed	(372,372)	5.05
Balance, March 31, 2021	1,249,336	$6.28
Granted	1,000,000	6.40
Cancelled	(46,999)	6.63
Distributed	(566,172)	5.90
Balance, March 31, 2022	1,636,165	$6.47

Schedule of Earnings Per Share Basic and Diluted
	For the years ended March 31,
		2022			2021
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net income attributable to equity holders of the Company	$30,634			$46,376
Basic earnings per share	30,634	176,534,501	$0.17	46,376	174,868,256	$0.27
Effect of dilutive securities:
Stock options and RSUs		1,789,467			2,205,748
Diluted earnings per share	$30,634	178,323,968	$0.17	$46,376	177,074,004	$0.26